Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segments		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	3
Percentage of revenue plus indirect sales by major customer (in hundredths)			13.00%		19.00%
Revenue	$ 12,825		$ 13,735		$ 13,966
Operating profit (loss)	1,973		2,992		4,514
Property, plant and equipment, net	3,912		4,428		3,680
Analog [Member]
Segment Reporting Information [Line Items]
Revenue	6,998		6,375		5,979
Operating profit (loss)	1,650		1,693		1,876
Embedded Processing [Member]
Segment Reporting Information [Line Items]
Revenue	1,971		2,110		2,073
Operating profit (loss)	166		368		491
Wireless [Member]
Segment Reporting Information [Line Items]
Revenue	1,357		2,518		2,978
Operating profit (loss)	(525)		412		683
Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,499		2,732		2,936
Operating profit (loss)	682		519		1,464
U.S. [Member]
Segment Reporting Information [Line Items]
Revenue	1,596		1,468		1,539
Property, plant and equipment, net	1,931		2,159		1,694
Asia [Member]
Segment Reporting Information [Line Items]
Revenue	7,808	[1]	8,619	[1]	8,903	[1]
Property, plant and equipment, net	1,547		1,739		1,575
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	1,861		1,822		1,760
Property, plant and equipment, net	241		276		139
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	1,357		1,462		1,366
Property, plant and equipment, net	174		228		249
Rest of World [Member]
Segment Reporting Information [Line Items]
Revenue	203		364		398
Property, plant and equipment, net	19		26		23
China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,380		$ 5,830		$ 5,690

[1]	Revenue from products shipped into China (including Hong Kong) was $5.38 billion in 2012, $5.83 billion in 2011 and $5.69 billion in 2010.